Accounts and Other Receivables - Schedule of Changes in Loss Allowance of Accounts and Other Receivables (Details) - Loss allowance - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable
Trade And Other Receivables [Line Items]
Beginning balance	₩ 550	₩ 626	₩ 319
Bad debt expenses	757	589	1,402
Write-off	(688)	(665)	(1,095)
Ending balance	619	550	626
Other receivables
Trade And Other Receivables [Line Items]
Beginning balance	5	5	5
Bad debt expenses	(5)	0	0
Ending balance	₩ 0	₩ 5	₩ 5